UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q
       QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                Investment Company Act file number  (811-05037)
                                                    -----------

                       PROFESSIONALLY MANAGED PORTFOLIOS
                       ---------------------------------
               (Exact name of registrant as specified in charter)

                            615 EAST MICHIGAN STREET
                              MILWAUKEE, WI 53202
                              -------------------
              (Address of principal executive offices) (Zip code)

                                ROBERT M. SLOTKY
                       PROFESSIONALLY MANAGED PORTFOLIOS
                        2020 E. FINANCIAL WAY, STE. 100
                               GLENDORA, CA 91741
                               ------------------
                    (Name and address of agent for service)

                                 (414) 765-5344
                                 --------------
               Registrant's telephone number, including area code

Date of fiscal year end: AUGUST 31, 2005
                         ---------------

Date of reporting period:  MAY 31, 2005
                           ------------

ITEM 1. SCHEDULE OF INVESTMENTS.

                             VILLERE BALANCED FUND

SCHEDULE OF INVESTMENTS at May 31, 2005 (Unaudited)

  SHARES     COMMON STOCKS: 68.9%                                  MARKET VALUE
  ------     --------------------                                  ------------

             AUTO PARTS & EQUIPMENT: 3.1%
     61,700  Noble International, Ltd.                             $ 1,274,105
                                                                   -----------

             BANKS: 2.7%
     61,000  First State Bancorp.                                    1,126,060
                                                                   -----------

             CHEMICALS: 6.6%
     82,000  American Vanguard Corp.                                 1,467,800
     43,700  Cabot Corp.                                             1,267,300
                                                                   -----------
                                                                     2,735,100
                                                                   -----------
             COMPUTERS: 3.8%
     75,800  3D Systems Corp.*<F1>                                   1,606,960
                                                                   -----------

             ELECTRIC: 3.5%
     63,000  Westar Energy, Inc.                                     1,453,410
                                                                   -----------

             ELECTRONICS: 3.8%
     35,600  Garmin, Ltd.                                            1,578,860
                                                                   -----------

             FOOD: 3.5%
    223,900  Cal-Maine Foods, Inc.                                   1,453,111
                                                                   -----------

             HEALTHCARE PRODUCTS: 13.0%
     43,400  Advanced Medical Optics, Inc.*<F1>                      1,675,674
     59,000  Laserscope*<F1>                                         2,031,370
    172,000  Luminex Corp.*<F1>                                      1,713,120
                                                                   -----------
                                                                     5,420,164
                                                                   -----------

             HEALTHCARE SERVICES: 2.6%
     28,000  LabOne, Inc.*<F1>                                       1,079,120
                                                                   -----------

             LODGING: 2.0%
     38,000  The Marcus Corp.                                          837,140
                                                                   -----------

             OIL & GAS: 8.4%
    150,100  Delta Petroleum Corp.*<F1>                              1,714,142
     31,000  Gulf Island Fabrication, Inc.                             623,100
    200,000  Input/Output, Inc.*<F1>                                 1,186,000
                                                                   -----------
                                                                     3,523,242
                                                                   -----------

             RETAIL: 7.4%
     72,000  Cabela's Inc.*<F1>                                      1,491,840
     29,000  O'Reilly Automotive, Inc.*<F1>                          1,610,950
                                                                   -----------
                                                                     3,102,790
                                                                   -----------

             SEMICONDUCTORS: 3.8%
     33,000  International Rectifier Corp.*<F1>                      1,576,740
                                                                   -----------

             SOFTWARE: 2.2%
     57,300  EPIQ Systems, Inc.*<F1>                                   936,855
                                                                   -----------

             TRANSPORTATION: 2.5%
     36,500  Petroleum Helicopters, Inc.*<F1>                        1,040,250
                                                                   -----------

TOTAL COMMON STOCKS
  (cost $25,043,702)                                                28,743,907
                                                                   -----------

 PRINCIPAL
  AMOUNT     CORPORATE BONDS: 26.3%
 ---------   ----------------------

             AEROSPACE/DEFENSE: 1.0%
 $  300,000  General Dynamics Corp., 5.375%, 8/15/2015                 319,619
     75,000  McDonnell Douglas Corp., 6.875%, 11/1/2006                 77,664
                                                                   -----------
                                                                       397,283
                                                                   -----------

             AUTO MANUFACTURERS: 0.4%
    200,000  General Motors Corp., 7.20%, 1/15/2011                    172,154
                                                                   -----------

             BANKS: 1.3%
    200,000  Bank of America Corp., 5.95%, 2/15/2006                   201,765
    325,000  Colonial Bank, 8.00%, 3/15/2009                           352,054
                                                                   -----------
                                                                       553,819
                                                                   -----------

             CHEMICALS: 2.5%
  1,000,000  E.I. du Pont de Nemours and Co., 4.750%, 11/15/2012     1,029,528
                                                                   -----------

             COMPUTERS: 0.6%
    250,000  IBM Corp., 4.75%, 11/29/2012                              254,097
                                                                   -----------

             COSMETICS/PERSONAL CARE: 1.1%
    450,000  Procter & Gamble Co., 3.50%, 12/15/2008                   442,477
                                                                   -----------

             DIVERSIFIED FINANCIAL SERVICES: 10.5%
    500,000  Caterpillar Financial Services Corp.,
               2.625%, 1/30/2007                                       489,411
  1,000,000  CIT Group, Inc., 5.00%, 2/1/2015                        1,000,973
    750,000  Countrywide Home Loans, Inc., 4.00%, 3/22/2011            723,470
     75,000  Ford Motor Credit Co., 5.80%, 1/12/2009                    70,281
    200,000  Goldman Sachs Group, Inc., 6.875%, 1/15/2011              222,569
  1,000,000  International Lease Finance Corp.,
               5.875%, 5/1/2013                                      1,059,319
    500,000  JPMorgan Chase & Co., 4.875%, 3/15/2014                   501,737
    250,000  Merrill Lynch & Co., 6.875%, 11/15/2018                   294,219
                                                                   -----------
                                                                     4,361,979
                                                                   -----------

             FOOD: 2.4%
    400,000  Kraft Foods, Inc., 5.25%, 10/1/2013                       414,850
    500,000  McCormick & Co. Inc., 3.35%, 4/15/2009                    485,267
     75,000  Sara Lee Corp., 6.00%, 1/15/2008                           78,174
                                                                   -----------
                                                                       978,291
                                                                   -----------

             INSURANCE: 1.8%
    750,000  Prudential Financial, Inc., 5.00%, 1/15/2013              765,950
                                                                   -----------

             SOFTWARE: 2.4%
  1,000,000  First Data Corp., 4.85%, 10/1/2014                      1,012,018
                                                                   -----------

             TELECOMMUNICATIONS: 1.5%
    415,000  AT&T Corp., 6.00%, 3/15/2009                              436,961
    200,000  GTE Corp., 6.36%, 4/15/2006                               204,050
                                                                   -----------
                                                                       641,011
                                                                   -----------

             TRANSPORTATION: 0.8%
    125,000  CSX Transportation Inc., 7.77%, 4/1/2010                  142,800
    200,000  International Shipholding Corp.,
               7.75%, 10/15/2007+<F2>                                  203,500
                                                                   -----------
                                                                       346,300
                                                                   -----------

TOTAL CORPORATE BONDS
  (cost $10,775,012)                                                10,954,907
                                                                   -----------

  SHARES     SHORT-TERM INVESTMENT: 4.3%
  ------     ---------------------------

             MONEY MARKET INVESTMENT:
  1,803,804  Federated Cash Trust Series II -
               Treasury Cash Series II
               (cost $1,803,804)                                     1,803,804
                                                                   -----------

TOTAL INVESTMENTS IN SECURITIES: 99.5%
(cost $37,622,518)                                                  41,502,618
Other Assets less Liabilities: 0.5%                                    193,492
                                                                   -----------
NET ASSETS:100%                                                    $41,696,110
                                                                   -----------
                                                                   -----------

*<F1>  Non-income producing security.
+<F2> Security valued at its fair value under the supervision of the Board of Trustees.

For certain federal income tax information, as well as other information regarding securities valuation and other significant accounting policies, please refer to the footnotes to the Fund's most recent semi-annual or annual report.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Registrant's President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the President and Treasurer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

     (Registrant)  Professionally Managed Portfolios
                   -----------------------------------------

     By (Signature and Title) /s/Robert M. Slotky
                              ------------------------------
                              Robert M. Slotky, President

     Date   July 11, 2005
            ------------------------------------------------

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

     By (Signature and Title) /s/Robert M. Slotky
                              ------------------------------
                              Robert M. Slotky, President

     Date  July 11, 2005
           -------------------------------------------------

     By (Signature and Title) /s/Eric W. Falkeis
                              ------------------------------
                              Eric W. Falkeis, Treasurer

     Date  July 11, 2005
           -------------------------------------------------

* Print the name and title of each signing officer under his or her signature.